Offerings	Apr. 17, 2026 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share (Public Offering)
Maximum Aggregate Offering Price	$ 70,000,000
Amount of Registration Fee	$ 9,667.00
Offering Note

(1)	Represents shares of common stock to be offered in the public offering through ThinkEquity LLC, as placement agent, at a public offering price of $[ ] per share. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall also cover an indeterminate number of shares of common stock, par value $0.0001 per share (the “Common Stock”), of Greenland Energy Company (the “Company”) that may be issued and resold resulting from stock splits, stock dividends or similar transactions.

(2)	The proposed maximum aggregate offering price of the Common Stock to be issued in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any pre-funded warrants issued in the offering, and the proposed maximum aggregate offering price of the pre-funded warrants to be issued in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any Common Stock issued in the offering. Accordingly, the proposed maximum aggregate offering price of the Common Stock and pre-funded warrants (including the Common Stock issuable upon exercise of the pre-funded warrants), if any, is $70,000,000.

(3)	The proposed maximum aggregate offering price of the Common Stock to be issued in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any pre-funded warrants issued in the offering, and the proposed maximum aggregate offering price of the pre-funded warrants to be issued in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any Common Stock issued in the offering. Accordingly, the proposed maximum aggregate offering price of the Common Stock and pre-funded warrants (including the Common Stock issuable upon exercise of the pre-funded warrants), if any, is $70,000,000.

(4)	Represents shares of common stock that may be offered for resale by the selling stockholders described in the Resale Prospectus and are comprised of: (i) 1,558,750 shares of common stock held by Pelican Sponsor LLC, (ii) 566,250 shares of common stock held by FG Merchant Partners, LP, (iii) 425,000 shares of common stock held by Hassan R. Baqar, (iv) 425,000 shares of common stock held by Larry G. Swets, Jr., (v) 7,386,889 shares of common stock held by Robert B. Price, (vi) 14,774 shares of common stock held by Melanie Furlan, (vii) 1,846,723 shares of common stock held by Roderick McIllree, (viii) 50,000 shares of common stock held by Hassan Sajjad Baqar, (ix) 1,163,436 shares of common stock held by Equity Growth Partners LLC, and (x) 10,000 shares of common stock held by Rubenstein Public Relations, Inc.

(5)	Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) under the Securities Act, based on the average of the high and low prices of the shares of Common Stock as reported on The Nasdaq Global Market on April 7, 2026.

(6)	No separate registration fee is required pursuant to Rule 457(g) of the Securities Act.

(7)	Represents 750,000 shares of common stock issuable upon exercise of the warrants with an exercise price of $15.00 per share (the “$15 Strike Warrants”) held by Hassan Raza Baqar and Larry G. Swets, Jr., who are officers, directors, or affiliates of the Company.

(8)	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(g) under the Securities Act, based on the exercise price of the warrants.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Pre-funded Warrants to purchase Common Stock
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note

(1)	Represents shares of common stock to be offered in the public offering through ThinkEquity LLC, as placement agent, at a public offering price of $[ ] per share. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall also cover an indeterminate number of shares of common stock, par value $0.0001 per share (the “Common Stock”), of Greenland Energy Company (the “Company”) that may be issued and resold resulting from stock splits, stock dividends or similar transactions.

(2)	The proposed maximum aggregate offering price of the Common Stock to be issued in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any pre-funded warrants issued in the offering, and the proposed maximum aggregate offering price of the pre-funded warrants to be issued in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any Common Stock issued in the offering. Accordingly, the proposed maximum aggregate offering price of the Common Stock and pre-funded warrants (including the Common Stock issuable upon exercise of the pre-funded warrants), if any, is $70,000,000.

(3)	The proposed maximum aggregate offering price of the Common Stock to be issued in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any pre-funded warrants issued in the offering, and the proposed maximum aggregate offering price of the pre-funded warrants to be issued in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any Common Stock issued in the offering. Accordingly, the proposed maximum aggregate offering price of the Common Stock and pre-funded warrants (including the Common Stock issuable upon exercise of the pre-funded warrants), if any, is $70,000,000.

(4)	Represents shares of common stock that may be offered for resale by the selling stockholders described in the Resale Prospectus and are comprised of: (i) 1,558,750 shares of common stock held by Pelican Sponsor LLC, (ii) 566,250 shares of common stock held by FG Merchant Partners, LP, (iii) 425,000 shares of common stock held by Hassan R. Baqar, (iv) 425,000 shares of common stock held by Larry G. Swets, Jr., (v) 7,386,889 shares of common stock held by Robert B. Price, (vi) 14,774 shares of common stock held by Melanie Furlan, (vii) 1,846,723 shares of common stock held by Roderick McIllree, (viii) 50,000 shares of common stock held by Hassan Sajjad Baqar, (ix) 1,163,436 shares of common stock held by Equity Growth Partners LLC, and (x) 10,000 shares of common stock held by Rubenstein Public Relations, Inc.

(5)	Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) under the Securities Act, based on the average of the high and low prices of the shares of Common Stock as reported on The Nasdaq Global Market on April 7, 2026.

(6)	No separate registration fee is required pursuant to Rule 457(g) of the Securities Act.

(7)	Represents 750,000 shares of common stock issuable upon exercise of the warrants with an exercise price of $15.00 per share (the “$15 Strike Warrants”) held by Hassan Raza Baqar and Larry G. Swets, Jr., who are officers, directors, or affiliates of the Company.

(8)	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(g) under the Securities Act, based on the exercise price of the warrants.

Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock underlying Pre-funded Warrants
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note

(1)	Represents shares of common stock to be offered in the public offering through ThinkEquity LLC, as placement agent, at a public offering price of $[ ] per share. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall also cover an indeterminate number of shares of common stock, par value $0.0001 per share (the “Common Stock”), of Greenland Energy Company (the “Company”) that may be issued and resold resulting from stock splits, stock dividends or similar transactions.

(2)	The proposed maximum aggregate offering price of the Common Stock to be issued in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any pre-funded warrants issued in the offering, and the proposed maximum aggregate offering price of the pre-funded warrants to be issued in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any Common Stock issued in the offering. Accordingly, the proposed maximum aggregate offering price of the Common Stock and pre-funded warrants (including the Common Stock issuable upon exercise of the pre-funded warrants), if any, is $70,000,000.

(3)	The proposed maximum aggregate offering price of the Common Stock to be issued in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any pre-funded warrants issued in the offering, and the proposed maximum aggregate offering price of the pre-funded warrants to be issued in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any Common Stock issued in the offering. Accordingly, the proposed maximum aggregate offering price of the Common Stock and pre-funded warrants (including the Common Stock issuable upon exercise of the pre-funded warrants), if any, is $70,000,000.

(4)	Represents shares of common stock that may be offered for resale by the selling stockholders described in the Resale Prospectus and are comprised of: (i) 1,558,750 shares of common stock held by Pelican Sponsor LLC, (ii) 566,250 shares of common stock held by FG Merchant Partners, LP, (iii) 425,000 shares of common stock held by Hassan R. Baqar, (iv) 425,000 shares of common stock held by Larry G. Swets, Jr., (v) 7,386,889 shares of common stock held by Robert B. Price, (vi) 14,774 shares of common stock held by Melanie Furlan, (vii) 1,846,723 shares of common stock held by Roderick McIllree, (viii) 50,000 shares of common stock held by Hassan Sajjad Baqar, (ix) 1,163,436 shares of common stock held by Equity Growth Partners LLC, and (x) 10,000 shares of common stock held by Rubenstein Public Relations, Inc.

(5)	Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) under the Securities Act, based on the average of the high and low prices of the shares of Common Stock as reported on The Nasdaq Global Market on April 7, 2026.

(6)	No separate registration fee is required pursuant to Rule 457(g) of the Securities Act.

(7)	Represents 750,000 shares of common stock issuable upon exercise of the warrants with an exercise price of $15.00 per share (the “$15 Strike Warrants”) held by Hassan Raza Baqar and Larry G. Swets, Jr., who are officers, directors, or affiliates of the Company.

(8)	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(g) under the Securities Act, based on the exercise price of the warrants.

Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Warrants to purchase Common Stock
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note

(1)	Represents shares of common stock to be offered in the public offering through ThinkEquity LLC, as placement agent, at a public offering price of $[ ] per share. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall also cover an indeterminate number of shares of common stock, par value $0.0001 per share (the “Common Stock”), of Greenland Energy Company (the “Company”) that may be issued and resold resulting from stock splits, stock dividends or similar transactions.

(2)	The proposed maximum aggregate offering price of the Common Stock to be issued in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any pre-funded warrants issued in the offering, and the proposed maximum aggregate offering price of the pre-funded warrants to be issued in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any Common Stock issued in the offering. Accordingly, the proposed maximum aggregate offering price of the Common Stock and pre-funded warrants (including the Common Stock issuable upon exercise of the pre-funded warrants), if any, is $70,000,000.

(3)	The proposed maximum aggregate offering price of the Common Stock to be issued in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any pre-funded warrants issued in the offering, and the proposed maximum aggregate offering price of the pre-funded warrants to be issued in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any Common Stock issued in the offering. Accordingly, the proposed maximum aggregate offering price of the Common Stock and pre-funded warrants (including the Common Stock issuable upon exercise of the pre-funded warrants), if any, is $70,000,000.

(4)	Represents shares of common stock that may be offered for resale by the selling stockholders described in the Resale Prospectus and are comprised of: (i) 1,558,750 shares of common stock held by Pelican Sponsor LLC, (ii) 566,250 shares of common stock held by FG Merchant Partners, LP, (iii) 425,000 shares of common stock held by Hassan R. Baqar, (iv) 425,000 shares of common stock held by Larry G. Swets, Jr., (v) 7,386,889 shares of common stock held by Robert B. Price, (vi) 14,774 shares of common stock held by Melanie Furlan, (vii) 1,846,723 shares of common stock held by Roderick McIllree, (viii) 50,000 shares of common stock held by Hassan Sajjad Baqar, (ix) 1,163,436 shares of common stock held by Equity Growth Partners LLC, and (x) 10,000 shares of common stock held by Rubenstein Public Relations, Inc.

(5)	Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) under the Securities Act, based on the average of the high and low prices of the shares of Common Stock as reported on The Nasdaq Global Market on April 7, 2026.

(6)	No separate registration fee is required pursuant to Rule 457(g) of the Securities Act.

(7)	Represents 750,000 shares of common stock issuable upon exercise of the warrants with an exercise price of $15.00 per share (the “$15 Strike Warrants”) held by Hassan Raza Baqar and Larry G. Swets, Jr., who are officers, directors, or affiliates of the Company.

(8)	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(g) under the Securities Act, based on the exercise price of the warrants.

Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock underlying warrants
Maximum Aggregate Offering Price	$ 70,000,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 9,667.00
Offering Note

(1)	Represents shares of common stock to be offered in the public offering through ThinkEquity LLC, as placement agent, at a public offering price of $[ ] per share. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall also cover an indeterminate number of shares of common stock, par value $0.0001 per share (the “Common Stock”), of Greenland Energy Company (the “Company”) that may be issued and resold resulting from stock splits, stock dividends or similar transactions.

(2)	The proposed maximum aggregate offering price of the Common Stock to be issued in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any pre-funded warrants issued in the offering, and the proposed maximum aggregate offering price of the pre-funded warrants to be issued in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any Common Stock issued in the offering. Accordingly, the proposed maximum aggregate offering price of the Common Stock and pre-funded warrants (including the Common Stock issuable upon exercise of the pre-funded warrants), if any, is $70,000,000.

(3)	The proposed maximum aggregate offering price of the Common Stock to be issued in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any pre-funded warrants issued in the offering, and the proposed maximum aggregate offering price of the pre-funded warrants to be issued in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any Common Stock issued in the offering. Accordingly, the proposed maximum aggregate offering price of the Common Stock and pre-funded warrants (including the Common Stock issuable upon exercise of the pre-funded warrants), if any, is $70,000,000.

(4)	Represents shares of common stock that may be offered for resale by the selling stockholders described in the Resale Prospectus and are comprised of: (i) 1,558,750 shares of common stock held by Pelican Sponsor LLC, (ii) 566,250 shares of common stock held by FG Merchant Partners, LP, (iii) 425,000 shares of common stock held by Hassan R. Baqar, (iv) 425,000 shares of common stock held by Larry G. Swets, Jr., (v) 7,386,889 shares of common stock held by Robert B. Price, (vi) 14,774 shares of common stock held by Melanie Furlan, (vii) 1,846,723 shares of common stock held by Roderick McIllree, (viii) 50,000 shares of common stock held by Hassan Sajjad Baqar, (ix) 1,163,436 shares of common stock held by Equity Growth Partners LLC, and (x) 10,000 shares of common stock held by Rubenstein Public Relations, Inc.

(5)	Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) under the Securities Act, based on the average of the high and low prices of the shares of Common Stock as reported on The Nasdaq Global Market on April 7, 2026.

(6)	No separate registration fee is required pursuant to Rule 457(g) of the Securities Act.

(7)	Represents 750,000 shares of common stock issuable upon exercise of the warrants with an exercise price of $15.00 per share (the “$15 Strike Warrants”) held by Hassan Raza Baqar and Larry G. Swets, Jr., who are officers, directors, or affiliates of the Company.

(8)	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(g) under the Securities Act, based on the exercise price of the warrants.

Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share (Resale Shares)
Amount Registered | shares	13,446,822
Proposed Maximum Offering Price per Unit | $ / shares	7.15
Maximum Aggregate Offering Price	$ 96,144,777.30
Fee Rate	0.01381%
Amount of Registration Fee	$ 13,277.59
Offering Note

(1)	Represents shares of common stock to be offered in the public offering through ThinkEquity LLC, as placement agent, at a public offering price of $[ ] per share. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall also cover an indeterminate number of shares of common stock, par value $0.0001 per share (the “Common Stock”), of Greenland Energy Company (the “Company”) that may be issued and resold resulting from stock splits, stock dividends or similar transactions.

(2)	The proposed maximum aggregate offering price of the Common Stock to be issued in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any pre-funded warrants issued in the offering, and the proposed maximum aggregate offering price of the pre-funded warrants to be issued in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any Common Stock issued in the offering. Accordingly, the proposed maximum aggregate offering price of the Common Stock and pre-funded warrants (including the Common Stock issuable upon exercise of the pre-funded warrants), if any, is $70,000,000.

(3)	The proposed maximum aggregate offering price of the Common Stock to be issued in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any pre-funded warrants issued in the offering, and the proposed maximum aggregate offering price of the pre-funded warrants to be issued in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any Common Stock issued in the offering. Accordingly, the proposed maximum aggregate offering price of the Common Stock and pre-funded warrants (including the Common Stock issuable upon exercise of the pre-funded warrants), if any, is $70,000,000.

(4)	Represents shares of common stock that may be offered for resale by the selling stockholders described in the Resale Prospectus and are comprised of: (i) 1,558,750 shares of common stock held by Pelican Sponsor LLC, (ii) 566,250 shares of common stock held by FG Merchant Partners, LP, (iii) 425,000 shares of common stock held by Hassan R. Baqar, (iv) 425,000 shares of common stock held by Larry G. Swets, Jr., (v) 7,386,889 shares of common stock held by Robert B. Price, (vi) 14,774 shares of common stock held by Melanie Furlan, (vii) 1,846,723 shares of common stock held by Roderick McIllree, (viii) 50,000 shares of common stock held by Hassan Sajjad Baqar, (ix) 1,163,436 shares of common stock held by Equity Growth Partners LLC, and (x) 10,000 shares of common stock held by Rubenstein Public Relations, Inc.

(5)	Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) under the Securities Act, based on the average of the high and low prices of the shares of Common Stock as reported on The Nasdaq Global Market on April 7, 2026.

(6)	No separate registration fee is required pursuant to Rule 457(g) of the Securities Act.

(7)	Represents 750,000 shares of common stock issuable upon exercise of the warrants with an exercise price of $15.00 per share (the “$15 Strike Warrants”) held by Hassan Raza Baqar and Larry G. Swets, Jr., who are officers, directors, or affiliates of the Company.

(8)	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(g) under the Securities Act, based on the exercise price of the warrants.

Offering: 7
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Warrants
Amount of Registration Fee	$ 0.00
Offering Note

(1)	Represents shares of common stock to be offered in the public offering through ThinkEquity LLC, as placement agent, at a public offering price of $[ ] per share. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall also cover an indeterminate number of shares of common stock, par value $0.0001 per share (the “Common Stock”), of Greenland Energy Company (the “Company”) that may be issued and resold resulting from stock splits, stock dividends or similar transactions.

(2)	The proposed maximum aggregate offering price of the Common Stock to be issued in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any pre-funded warrants issued in the offering, and the proposed maximum aggregate offering price of the pre-funded warrants to be issued in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any Common Stock issued in the offering. Accordingly, the proposed maximum aggregate offering price of the Common Stock and pre-funded warrants (including the Common Stock issuable upon exercise of the pre-funded warrants), if any, is $70,000,000.

(3)	The proposed maximum aggregate offering price of the Common Stock to be issued in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any pre-funded warrants issued in the offering, and the proposed maximum aggregate offering price of the pre-funded warrants to be issued in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any Common Stock issued in the offering. Accordingly, the proposed maximum aggregate offering price of the Common Stock and pre-funded warrants (including the Common Stock issuable upon exercise of the pre-funded warrants), if any, is $70,000,000.

(4)	Represents shares of common stock that may be offered for resale by the selling stockholders described in the Resale Prospectus and are comprised of: (i) 1,558,750 shares of common stock held by Pelican Sponsor LLC, (ii) 566,250 shares of common stock held by FG Merchant Partners, LP, (iii) 425,000 shares of common stock held by Hassan R. Baqar, (iv) 425,000 shares of common stock held by Larry G. Swets, Jr., (v) 7,386,889 shares of common stock held by Robert B. Price, (vi) 14,774 shares of common stock held by Melanie Furlan, (vii) 1,846,723 shares of common stock held by Roderick McIllree, (viii) 50,000 shares of common stock held by Hassan Sajjad Baqar, (ix) 1,163,436 shares of common stock held by Equity Growth Partners LLC, and (x) 10,000 shares of common stock held by Rubenstein Public Relations, Inc.

(5)	Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) under the Securities Act, based on the average of the high and low prices of the shares of Common Stock as reported on The Nasdaq Global Market on April 7, 2026.

(6)	No separate registration fee is required pursuant to Rule 457(g) of the Securities Act.

(7)	Represents 750,000 shares of common stock issuable upon exercise of the warrants with an exercise price of $15.00 per share (the “$15 Strike Warrants”) held by Hassan Raza Baqar and Larry G. Swets, Jr., who are officers, directors, or affiliates of the Company.

(8)	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(g) under the Securities Act, based on the exercise price of the warrants.

Offering: 8
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share (Shares Underlying Warrants)
Amount Registered | shares	750,000
Proposed Maximum Offering Price per Unit | $ / shares	15.00
Maximum Aggregate Offering Price	$ 11,250,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,553.63
Offering Note

(1)	Represents shares of common stock to be offered in the public offering through ThinkEquity LLC, as placement agent, at a public offering price of $[ ] per share. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall also cover an indeterminate number of shares of common stock, par value $0.0001 per share (the “Common Stock”), of Greenland Energy Company (the “Company”) that may be issued and resold resulting from stock splits, stock dividends or similar transactions.

(2)	The proposed maximum aggregate offering price of the Common Stock to be issued in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any pre-funded warrants issued in the offering, and the proposed maximum aggregate offering price of the pre-funded warrants to be issued in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any Common Stock issued in the offering. Accordingly, the proposed maximum aggregate offering price of the Common Stock and pre-funded warrants (including the Common Stock issuable upon exercise of the pre-funded warrants), if any, is $70,000,000.

(3)	The proposed maximum aggregate offering price of the Common Stock to be issued in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any pre-funded warrants issued in the offering, and the proposed maximum aggregate offering price of the pre-funded warrants to be issued in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any Common Stock issued in the offering. Accordingly, the proposed maximum aggregate offering price of the Common Stock and pre-funded warrants (including the Common Stock issuable upon exercise of the pre-funded warrants), if any, is $70,000,000.

(4)	Represents shares of common stock that may be offered for resale by the selling stockholders described in the Resale Prospectus and are comprised of: (i) 1,558,750 shares of common stock held by Pelican Sponsor LLC, (ii) 566,250 shares of common stock held by FG Merchant Partners, LP, (iii) 425,000 shares of common stock held by Hassan R. Baqar, (iv) 425,000 shares of common stock held by Larry G. Swets, Jr., (v) 7,386,889 shares of common stock held by Robert B. Price, (vi) 14,774 shares of common stock held by Melanie Furlan, (vii) 1,846,723 shares of common stock held by Roderick McIllree, (viii) 50,000 shares of common stock held by Hassan Sajjad Baqar, (ix) 1,163,436 shares of common stock held by Equity Growth Partners LLC, and (x) 10,000 shares of common stock held by Rubenstein Public Relations, Inc.

(5)	Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) under the Securities Act, based on the average of the high and low prices of the shares of Common Stock as reported on The Nasdaq Global Market on April 7, 2026.

(6)	No separate registration fee is required pursuant to Rule 457(g) of the Securities Act.

(7)	Represents 750,000 shares of common stock issuable upon exercise of the warrants with an exercise price of $15.00 per share (the “$15 Strike Warrants”) held by Hassan Raza Baqar and Larry G. Swets, Jr., who are officers, directors, or affiliates of the Company.

(8)	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(g) under the Securities Act, based on the exercise price of the warrants.